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                                                                    Rule 497(d)
                                                             File No. 333-23675

                         JOHN NUVEEN & CO. INCORPORATED
                              333 West Wacker Drive
                             Chicago, Illinois 60606


                                January 14, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


     RE:                   Nuveen Unit Trust, Series 3,
                     (the "Registrant")(File No. 333-23675)
              Nuveen U.S. Treasury Trust, Series 3 (Short-Term) and
               Nuveen U.S. Treasury Trust, Series 4 (Intermediate)


Gentlemen:

     The Registrant is a unit investment trust for which a registration statement on Form S-6 was filed and declared effective by the Commission on November 5, 1997. The Registrant consists of four separate underlying series. The subject registration statement included an English language prospectus for each of the series which is being utilized in the offering of units of the series. The Depositor intends to utilize, in addition to the English language prospectus, a Spanish language translation of such prospectuses in offering units of two of the series; the Nuveen U.S. Treasury Trust, Series 3 (Short-Term) and the Nuveen U.S. Treasury Trust, Series 4 (Intermediate) (collectively, the "TREASURY TRUSTS"). Pursuant to Item 306 of Regulation S-T, General Rules and Regulations for Electronic Filings, the Registrant hereby represents that the Spanish language prospectuses for the Treasury Trusts are fair and accurate translations of the English language prospectuses contained in the registration statement filed with the Commission pursuant to Rule 497(b) on November 7, 1997. In accordance with
Item 306 of Regulation S-T, a paper copy of the Spanish language prospectus otherwise required to be filed shall be provided to the Commission upon request.


                                Very truly yours,


                                NUVEEN UNIT TRUST, SERIES 3

                                JOHN NUVEEN & CO. INCORPORATED,
                                  Depositor

                                By: /S/ GIFFORD R. ZIMMERMAN
                                   -------------------------------------------
                                   Gifford R. Zimmerman
                                   Vice President and Associate General Counsel